Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	September 30,	December 31,
	2021	2020
Accounts payable	$864,558	$918,639
Sales commissions payable	40,758	48,263
Accrued payroll liabilities	255,462	288,071
Product warranty accrual	172,868	173,365
Other accrued expenses	340,442	356,623
Total	$1,674,088	$1,784,961

Accounts payable and accrued liabilities consisted of the following:

	As of December 31,
	2020	2019
Accounts payable	$918,639	$1,299,015
Sales commissions payable	48,263	69,532
Accrued payroll liabilities	288,071	169,052
Product warranty accrual	173,365	185,234
Other accrued expenses	356,623	110,127
Total	$1,784,961	$1,832,959